OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER RECEIVABLES
NOTE 6 – OTHER RECEIVABLES

At June 30, 2011 and December 31, 2010, the Company had other receivables of $0 and $66,367, respectively, resulting from the Company’s advancement of funds to an unrelated party that shared office space with the Company’s Canadian subsidiary and for amounts due the Company as reimbursement by the unrelated party for shared office expenses. These receivables are not collateralized, are interest free and are due on demand. The Company established an allowance for doubtful accounts at December 31, 2010 for the full amount of the receivables, based upon its assessment that these receivables are uncollectible. During the three months ended June 30, 2011 the Company wrote off the full amount of these receivables against the allowance. The Company had no other third party receivables outstanding at June 30, 2011 and December 31, 2010.

NOTE 6 – OTHER RECEIVABLES

At December 31, 2010, the Company had other receivables of $66,367 resulting from the Company’s advancement of funds to an unrelated party that shares office space with the Company and for amounts due the Company as reimbursement by the unrelated party for shared office expenses. These receivables are not collateralized, are interest free and are due on demand. The Company established an allowance for doubtful accounts at December 31, 2010 of $66,367, based upon its assessment that the $66,367 receivable is uncollectible.  The Company had no other receivables outstanding at December 31, 2009 and November 30, 2009.